Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Continuing Operations [Member]
Schedule of Property and Equipment

Property and equipment from continuing operations were as follows at March 31, 2021 and December 31, 2020:

	March 31,	December 31,
	2021	2020
Leasehold improvements	4,262	4,262
Furniture & fixtures	18,830	18,830
	23,092	23,092
Less accumulated depreciation and amortization	5,309	4,238
Net property and equipment	$17,783	$18,854

Property and equipment from continuing operations were as follows at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Leasehold improvements	4,262	-
Furniture & fixtures	18,830	-
	23,092	-
Less accumulated depreciation and amortization	4,238	-
Net property and equipment	$18,854	$-

Discontinued Operations [Member]
Schedule of Property and Equipment

Property and equipment from discontinued operations were as follows at March 31, 2021 and December 31, 2020:

	March 31,	December 31,
	2021	2020
Leasehold improvements	$-	$-
Furniture & fixtures	11,072	11,072
Equipment	78,017	83,917
	89,089	94,989
Less accumulated depreciation and amortization	10,478	6,184
Net property and equipment	$78,611	$88,805

Property and equipment from discontinued operations were as follows at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Leasehold improvements	$-	$102,264
Furniture & fixtures	11,072	23,115
Equipment	83,917	49,180
	94,989	174,559
Less accumulated depreciation and amortization	6,184	19,744
Net property and equipment	$88,805	$154,815